Stock-Based Compensation (Option Activity Summary) (Details 3) (Stock options, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock options
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 94	$ 90	$ 94
Options exercised (in dollars per share)	$ 90	$ 86	$ 98
Options canceled/expired (in dollars per share)	$ 86	$ 75	$ 107
Outstanding, ending balance (in dollars per share)	$ 97	$ 94	$ 90
Exercisable at end of period (in dollars per share)	$ 97	$ 94	$ 90
Number of Shares under Option
Outstanding, beginning balance (in shares)	11,389,721	20,662,322	39,197,728
Options exercised (in shares)	(5,585,127)	(9,080,170)	(18,144,309)
Options canceled/expired (in shares)	(181,643)	(192,431)	(391,097)
Outstanding, ending balance (in shares)	5,622,951	11,389,721	20,662,322
Exercisable at end of period (in shares)	5,622,951	11,389,721	20,662,322